Accounts payable and accrued liabilities - Schedule of detailed information about accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 20,459	$ 14,050
Accrued liabilities	3,122	2,962
Accrued financial costs	287	174
Other taxes	3,092	2,537
Total	26,960	19,723
Current	26,634	19,723
Non-current	326	0
Total	$ 26,960	$ 19,723